Note 8 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Earliest Tax Year [Member]
Open Tax Year	2010
Latest Tax Year [Member]
Open Tax Year	2014
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 210
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 172